Subsidiary Guarantor Information for Shelf Registration (Condensed Consolidating Statement Of Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Statement of Income
Net sales	$ 380.9	$ 385.2	$ 401.0	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	18.0				17.7					75.2	63.3	58.1
Operating profit	29.2	(19.2)	40.3	37.1	21.3	15.9	33.5	32.8	16.8	79.0	99.0	94.9
Other income (expense)	0.7				0					0.7	1.9	(0.7)
Interest expense (income)	6.9				6.9					27.2	27.1	36.3
Income taxes	7.2				5.2					14.9	29.1	13.8
Income from continuing operations	15.8	(14.0)	22.7	19.9	9.2	5.2	15.8	16.3	7.4	37.6	44.7	21.7
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0.3				0.1					0.7	0.4	2.6
Net income attributable to Koppers	15.6	(14.2)	22.4	19.8	8.9	5.1	15.6	16.1	7.3	36.9	44.1	18.8
Comprehensive income attributable to Koppers	22.3				16.6					18.9	54.6	43.5
Parent [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Koppers Inc. [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Consolidating Adjustments [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Shelf Registration [Member]
Condensed Consolidating Statement of Income
Net sales	380.9				341.5					1,538.9	1,245.5	1,124.4
Cost of sales including depreciation and amortization	333.7				302.5					1,384.7	1,083.2	971.4
Selling, general and administrative	18.0				17.7					75.2	63.3	58.1
Operating profit	29.2				21.3					79.0	99.0	94.9
Other income (expense)	0.7				0					0.7	1.9	(0.7)
Interest expense (income)	6.9				6.9					27.2	27.1	58.7
Income taxes	7.2				5.2					14.9	29.1	13.8
Income from continuing operations	15.8				9.2					37.6	44.7	21.7
Discontinued operations	0.1				(0.2)					0	(0.2)	(0.3)
Noncontrolling interests	0.3				0.1					0.7	0.4	2.6
Net income attributable to Koppers	15.6				8.9					36.9	44.1	18.8
Comprehensive income attributable to Koppers	22.3				16.6
Shelf Registration [Member] | Parent [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					(7.8)	0	0
Selling, general and administrative	0.4				0.3					1.2	1.6	1.8
Operating profit	(0.4)				(0.3)					6.6	(1.6)	(1.8)
Other income (expense)	15.9				9.0					29.9	45.0	40.2
Interest expense (income)	0.1				(0.1)					0	(0.2)	31.1
Income taxes	(0.2)				(0.1)					(0.4)	(0.5)	(11.5)
Income from continuing operations	15.6				8.9					36.9	44.1	18.8
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	15.6				8.9					36.9	44.1	18.8
Comprehensive income attributable to Koppers	22.3				16.6
Shelf Registration [Member] | Koppers Inc. [Member]
Condensed Consolidating Statement of Income
Net sales	211.8				189.2					854.1	721.2	709.1
Cost of sales including depreciation and amortization	189.4				175.9					762.3	657.7	640.9
Selling, general and administrative	10.5				9.6					41.6	32.2	28.8
Operating profit	11.9				3.7					50.2	31.3	39.4
Other income (expense)	0				0					(0.3)	0.2	0.5
Interest expense (income)	6.8				6.9					27.5	27.9	28.5
Income taxes	5.1				2.2					7.7	1.5	2.0
Income from continuing operations	0				(5.4)					14.7	2.1	9.4
Discontinued operations	(0.1)				0.1					0	0	(0.3)
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	(0.1)				(5.3)					14.7	2.1	9.1
Comprehensive income attributable to Koppers	1.1				(4.4)
Shelf Registration [Member] | Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	22.4				18.9					72.6	45.8	33.0
Cost of sales including depreciation and amortization	16.3				13.6					41.6	19.3	(3.7)
Selling, general and administrative	0.4				0.5					1.8	3.3	3.0
Operating profit	5.7				4.8					29.2	23.2	33.7
Other income (expense)	0.3				0					0	(0.4)	(0.3)
Interest expense (income)	0				0					0	(0.1)	0
Income taxes	0.1				0					0.8	12.2	11.0
Income from continuing operations	5.9				4.8					28.4	10.7	22.4
Discontinued operations	0				0					0	(0.2)	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	5.9				4.8					28.4	10.5	22.4
Comprehensive income attributable to Koppers	7.7				5.7
Shelf Registration [Member] | Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	52.1				90.2					431.3	366.7	355.6
Cost of sales including depreciation and amortization	41.2				73.5					407.9	295.2	296.0
Selling, general and administrative	2.5				5.1					20.0	19.5	20.5
Operating profit	8.4				11.6					3.4	52.0	39.1
Other income (expense)	0				(0.1)					(0.2)	1.7	0.4
Interest expense (income)	1.1				1.3					5.3	5.2	4.2
Income taxes	2.0				2.9					(0.3)	13.4	10.1
Income from continuing operations	5.3				7.3					(1.8)	35.1	25.2
Discontinued operations	0.2				(0.3)					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	5.5				7.0					(1.8)	35.1	25.2
Comprehensive income attributable to Koppers	8.9				13.0
Shelf Registration [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	113.1				56.1					264.6	156.1	79.3
Cost of sales including depreciation and amortization	103.7				50.4					221.3	140.4	67.0
Selling, general and administrative	4.2				2.2					10.6	6.7	4.0
Operating profit	5.2				3.5					32.7	9.0	8.3
Other income (expense)	0.4				0.1					1.2	0.4	(1.3)
Interest expense (income)	0.5				0.6					1.1	1.0	(0.1)
Income taxes	0.2				0.2					7.1	2.5	2.2
Income from continuing operations	4.9				2.8					25.7	5.9	4.9
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0.3				0.1					0.7	0.4	2.6
Net income attributable to Koppers	4.6				2.7					25.0	5.5	2.3
Comprehensive income attributable to Koppers	5.8				3.6
Shelf Registration [Member] | Consolidating Adjustments [Member]
Condensed Consolidating Statement of Income
Net sales	(18.5)				(12.9)					(83.7)	(44.3)	(52.6)
Cost of sales including depreciation and amortization	(16.9)				(10.9)					(40.6)	(29.4)	(28.8)
Selling, general and administrative	0				0					0	0	0
Operating profit	(1.6)				(2.0)					(43.1)	(14.9)	(23.8)
Other income (expense)	(15.9)				(9.0)					(29.9)	(45.0)	(40.2)
Interest expense (income)	(1.6)				(1.8)					(6.7)	(6.7)	5.0
Income taxes	0				0					0	0	0
Income from continuing operations	(15.9)				(9.2)					(66.3)	(53.2)	(59.0)
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	(15.9)				(9.2)					(66.3)	(53.2)	(59.0)
Comprehensive income attributable to Koppers	$ (23.5)				$ (17.9)